Deferred Transaction Costs - Additional Information (Details) $ in Thousands		12 Months Ended
	Nov. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Nov. 01, 2021 $ / shares
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Escrow Deposit	$ 20,000	$ 20,000
Millennial Lithium Corp [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Price Per Outstanding Shares Acquired | $ / shares			$ 4.70
Price Per Share Outstanding Paid In Cash | $ / shares			$ 0.001
Total consideration paid	389,552
Millennial Lithium [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Business Combination ,Break Fees Amount	20,000
Acquisition-related costs	$ 800